Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transaction [Line Items]
Schedule of Related Party Transactions

	Six months ended June 30,
(in thousands of $)	2015	2014
Frontline Ltd. and subsidiaries ("Frontline")	—	(110)
Ship Finance AS ("Ship Finance")	—	41
Seatankers Management Company Limited ("Seatankers")	—	(8)
Seadrill Ltd and subsidiaries ("Seadrill")	—	103
Golar Wilhemsen	(3,123)	(7,230)
	(3,123)	(7,204)

Schedule of Related Party Balances

(in thousands of $)	June 30, 2015	December 31, 2014
Golar Wilhemsen	80	(1,394)
	80	(1,394)

Equity Method Investee
Related Party Transaction [Line Items]
Schedule of Related Party Transactions

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2015	2014	2015	2014
Management and administrative services revenue (a)	592	758	1,329	1,410
Ship management fees revenue (b)	1,827	1,768	3,655	3,768
Voyage expenses (c)	(13,189)	—	(32,239)	—
Interest income on Eskimo vendor loan	1,686	—	3,038	—
	(9,084)	2,526	(24,217)	5,178

a)
Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership’s vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

c)
Voyage expenses - This consist of the voyage expenses that Golar incurred for the charters of the Golar Eskimo and the Golar Grand from Golar Partners. In February 2015, Golar Partners exercised its option requiring us to charter in the Golar Grand for the period from February 16, 2015 until October 31, 2017 at approximately 75% of the hire rate paid by BG Group. We also incurred $8.8 million of incremental liability arising from the re-measurement of our guarantee obligation to Golar Partners (see note 2)

Schedule of Related Party Balances
The balances with Golar Partners and its subsidiaries as of June 30, 2015 and December 31, 2014 consisted of the following:

(in thousands of $)	June 30, 2015	December 31, 2014
Trading balances due to Golar and affiliates (a)	16,936	13,337
Methane Princess security lease deposit movement (b)	(3,121)	(3,486)
$20 million revolving credit facility (c)	—	20,000
Long term loan to Golar Partners (d)	100,000	—
	113,815	29,851

a)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, charter hire expenses, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

b)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

c)
$20 million revolving credit facility - In April 2011, we entered into a $20 million revolving credit facility with Golar Partners. As of December 31, 2014, Golar Partners has fully drawn down the $20.0 million facility. This facility matures in April 2015 and is unsecured and interest-free. This facility was extended and repaid on June 24, 2015.

d)
Long term loan to Golar Partners - On January 20, 2015 we sold the Golar Eskimo to Golar Partners for $390.0 million of which we provided $220.0 million loan to the Partnership to part fund the purchase. The loan from us has a two year term and bears interest at LIBOR plus a blended margin of 2.84%. Of this loan, $100 million and $20 million was repaid on June 25, 2015 and June 30, 2015, respectively.